S000096485 [Member] Average Annual Total Returns	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Information Technology Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.59%	11.06%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	8.94%
MSCI ACWI Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	5.44%
Baron Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent	47.80%	10.38%
Performance Inception Date		Dec. 31, 2021
Baron Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	47.80%	10.38%
Performance Inception Date		Dec. 31, 2021
Baron Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.30%	8.08%
Performance Inception Date		Dec. 31, 2021